RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost | $	$ 3,900
Aggregate amounts paid | $	$ 52,000		$ 57,000	$ 62,000
Yehuda Kahane [Member] | Israel, New Shekels
Related Party Transaction [Line Items]
Monthly cost		₪ 15,000
Izzy Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost		₪ 225,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Eyal Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost		₪ 175,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Nir Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost		₪ 175,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Gil Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost		₪ 125,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Related party commission from insurance company | $	$ 96,000		79,000	$ 52,000
Tzivtit Insurance [Member] | Israel, New Shekels
Related Party Transaction [Line Items]
Related party commission from insurance company		₪ 368,000
Tzivtit Insurance [Member] | Basic Insurance Policies [Member]
Related Party Transaction [Line Items]
Payments for insurance policies | $	331,000		304,000
Tzivtit Insurance [Member] | Directors And Officers Liability Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies | $	$ 160,000		$ 168,000